Expense Example	Jan. 28, 2026 USD ($)
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	1,692
Expense Example, with Redemption, 5 Years	2,695
Expense Example, with Redemption, 10 Years	5,191
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,113
Expense Example, with Redemption, 5 Years	2,136
Expense Example, with Redemption, 10 Years	4,702
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	1,760
Expense Example, with Redemption, 5 Years	2,824
Expense Example, with Redemption, 10 Years	5,436
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	2,274
Expense Example, with Redemption, 10 Years	4,970
Gabelli Food of All Nations Fund | Gabelli Food of All Nations Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	605
Gabelli RBI Fund | Gabelli RBI Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	$ 605